Foundry Partners Small Cap Value Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS — 96.44% Shares Fair Value
Consumer Discretionary — 7.97%
American Woodmark Corp.
(a)
28,879 $ 2,248,519
G-III Apparel Group Ltd.
(a)
105,788 3,302,701
Hovnanian Enterprises, Inc.
(a)
40,077 5,305,794
Interface, Inc. 94,430 2,338,087
Masterbrand, Inc.
(a)
192,381 3,332,039
Phinia, Inc. 130,429 6,637,532
23,164,672
Consumer Staples — 0.56%
Quanex Building Products Corp. 77,095 1,618,995
Energy — 9.31%
DNOW, Inc.
(a)
211,166 3,142,150
EnerSys 26,692 2,590,992
MRC Global, Inc.
(a)
216,440 3,177,339
Murphy Oil Corp. 139,051 3,702,928
Select Energy Services, Inc., Class A 315,674 3,945,925
SM Energy Co. 115,097 4,369,083
VAALCO Energy, Inc. 524,558 2,150,688
Veren, Inc. 788,600 3,966,658
27,045,763
Financials — 22.22%
Ameris Bancorp 44,107 2,895,625
Cathay General Bancorp 117,047 5,558,562
Enova International, Inc.
(a)
62,559 7,026,627
Enterprise Financial Services Corp. 99,681 5,964,911
Fidelis Insurance Holdings Ltd. 238,545 3,935,992
Hancock Whitney Corp. 142,713 8,525,674
International Bancshares Corp. 104,054 6,856,118
Kemper Corp. 58,412 3,924,118
OFG Bancorp 144,904 6,188,850
Pathward Financial Group, Inc. 106,400 8,483,271
StoneX Group, Inc.
(a)
47,728 5,227,171
64,586,919
Health Care — 5.23%
AdaptHealth Corp.
(a)
491,034 5,312,988
Evolent Health, Inc., Class A
(a)
131,505 1,374,227
Organon & Co. 250,678 3,900,550
Select Medical Holdings Corp. 151,850 2,986,890
SIGA Technologies, Inc. 269,777 1,613,266
15,187,921
Industrials — 17.16%
ABM Industries, Inc. 54,559 2,911,268
Ardmore Shipping Corp. 119,938 1,423,664
Belden, Inc. 39,742 4,628,751
Copa Holdings, S.A., Class A 29,637 2,762,761
Costamare, Inc. 166,779 1,944,643
Covenant Logistics Group, Inc. 102,308 2,834,955
Euronav NV
(a)
108,869 1,174,697

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS — 96.44% - continued Shares Fair Value
Industrials — 17.16% - continued
Gates Industrial Corp. PLC
(a)
113,140 $ 2,340,867
Global Ship Lease, Inc. 107,738 2,324,986
Healthcare Services Group, Inc.
(a)
198,921 2,206,034
Herc Holdings, Inc. 14,407 2,938,452
Hyster-Yale Materials Handling, Inc., Class A 44,735 2,389,744
ManpowerGroup, Inc. 41,580 2,503,948
Primoris Services Corp. 29,949 2,299,185
Resideo Technologies, Inc.
(a)
92,243 2,077,312
REV Group, Inc. 88,906 3,085,038
Teekay Tankers Ltd., Class A
(a)
35,815 1,501,365
Terex Corp. 52,833 2,540,738
Timken Co. (The) 32,193 2,584,132
Valmont Industries, Inc. 10,328 3,426,417
49,898,957
Materials — 6.14%
Alamos Gold, Inc., Class A 183,373 3,837,997
Apogee Enterprises, Inc. 31,757 1,620,242
Minerals Technologies, Inc. 55,693 4,271,096
Orion Engineered Carbons SA 196,887 2,746,574
Pan American Silver Corp. 151,420 3,514,458
Worthington Steel, Inc. 63,655 1,849,178
17,839,545
Real Estate — 7.49%
Apple Hospitality REIT, Inc. 341,879 5,278,612
Cousins Properties, Inc. 228,498 6,976,044
NexPoint Residential Trust, Inc. 109,342 4,316,822
Park Hotels & Resorts, Inc. 385,461 5,199,869
21,771,347
Technology — 12.92%
Avnet, Inc. 82,250 4,249,035
Clear Secure, Inc. 103,966 2,460,875
Daktronics, Inc.
(a)
304,677 4,999,750
Euronet Worldwide, Inc.
(a)
31,882 3,140,377
Knowles Corp.
(a)
255,458 4,835,820
Paysafe Ltd.
(a)
207,462 4,024,763
Pegasystems, Inc. 25,640 2,776,556
Penguin Solutions, Inc.
(a)
277,935 5,636,522
RingCentral, Inc., Class A
(a)
155,469 5,413,430
37,537,128
Utilities — 7.44%
Avista Corp. 197,327 7,226,114
Northwest Natural Holding Co. 91,996 3,672,480
Portland General Electric Co. 104,126 4,283,744
UGI Corp. 209,138 6,426,811
21,609,149
Total Common Stocks (Cost $284,194,668) 280,260,396

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
MONEY MARKET FUNDS - 3.62% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional Class,
4.26%
(b)
10,507,759 $ 10,507,759
Total Money Market Funds (Cost $10,507,759) 10,507,759
Total Investments — 100.06% (Cost $294,702,427) 290,768,155
Liabilities in Excess of Other Assets — (0.06)% (176,391)
NET ASSETS — 100.00% $ 290,591,764
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.
REIT - Real Estate Investment Trust